FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 14, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND (“Registrant”)

Service Shares

Institutional Shares (collectively, “Classes”)

1933 Act File No. 33-60411

1940 Act File No. 811-07309

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Registrant and Classes under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Huntington Intermediate Government Income Fund, a portfolio of The Huntington Funds, will transfer substantially all of its assets to the Registrant in exchange for shares of its Classes.

As indicated on the Facing Page of the Registration Statement, the Registrant has specified that it is to become effective on April 14, 2014, pursuant to Rule 488. Information in this filing that is bracketed will be revised to add or update the bracketed information. The bracketed information is not available to be included in the filing at this time. The Registrant does not believe the additions or updates will be material in nature.

In addition, and pursuant to a conversation between Asen Parachkevov, SEC Examiner, and Leslie Petrone, Reed Smith LLP Senior Manager, on March 13, 2014, in accordance with Rule 461 under the 1933 Act, we hereby respectfully request that the effectiveness of the above-described Registration Statement be accelerated so that it shall become effective at 9:00 a.m. Eastern Time on Monday, April 7, 2014.

In connection with the review of this filing by staff of the Securities and Exchange Commission (“Staff”), the Registrant acknowledges the Staff’s view that: (i) should the Securities and Exchange Commission or its Staff, acting pursant to delegated authority, declare the filing effective, we do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing; (ii) the action of the Securities and Exchange Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve us from our full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) we may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

We would appreciate receiving any comments you may have by March 31, 2014. These comments may be directed to Alice Helscher at 412-288-1202. If you have any questions on the enclosed material, please do not hesitate to contact Alice at (412) 288-1202.

Very truly yours,

/s/ Andrew P. Cross

Andrew P. Cross

Assistant Secretary of the Registrant

/s/ Kary A. Moore

Kary A. Moore

Secretary

Federated Securities Corp.

Enclosures